First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments
February 28, 2025 (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 98.1%
	Aerospace & Defense — 3.2%
102,210	BAE Systems PLC (GBP) (b)	$1,827,666
	Banks — 9.4%
36,567	Bank of America Corp.	1,685,739
19,998	BNP Paribas S.A. (EUR) (b)	1,515,502
163,198	Nordea Bank Abp (EUR) (b)	2,148,099
		5,349,340
	Beverages — 6.6%
11,080	Carlsberg A/S, Class B (DKK) (b)	1,387,778
32,725	Coca-Cola (The) Co.	2,330,347
		3,718,125
	Capital Markets — 2.7%
5,937	CME Group, Inc.	1,506,633
	Diversified Telecommunication Services — 3.1%
40,873	Verizon Communications, Inc.	1,761,626
	Electric Utilities — 2.0%
79,149	Iberdrola S.A. (EUR) (b)	1,142,882
	Electrical Equipment — 6.8%
32,734	nVent Electric PLC	1,975,169
7,558	Schneider Electric SE (EUR) (b)	1,856,893
		3,832,062
	Electronic Equipment, Instruments & Components — 3.3%
12,105	TE Connectivity PLC	1,864,533
	Health Care Equipment & Supplies — 3.5%
21,563	Medtronic PLC	1,984,227
	Household Durables — 4.3%
96,350	Sony Group Corp. (JPY) (b)	2,410,320
	Household Products — 3.8%
12,474	Procter & Gamble (The) Co.	2,168,480
	Industrial Conglomerates — 2.7%
6,670	Siemens AG (EUR) (b)	1,530,290
	Insurance — 5.3%
148,923	AIA Group Ltd. (HKD) (b)	1,143,489
61,955	Dai-ichi Life Holdings, Inc. (JPY) (b)	1,837,056
		2,980,545
	Interactive Media & Services — 2.0%
6,475	Alphabet, Inc., Class C	1,115,125
	Metals & Mining — 2.2%
20,788	Rio Tinto PLC (GBP) (b)	1,256,064
Shares	Description	Value

	Oil, Gas & Consumable Fuels — 2.5%
8,944	Chevron Corp.	$1,418,697
	Personal Care Products — 2.3%
23,194	Unilever PLC (EUR) (b)	1,313,151
	Pharmaceuticals — 4.3%
4,270	AstraZeneca PLC (GBP) (b)	646,042
10,671	Johnson & Johnson	1,760,928
		2,406,970
	Professional Services — 5.1%
59,455	RELX PLC (GBP) (b)	2,873,349
	Semiconductors & Semiconductor Equipment — 7.0%
91,207	Taiwan Semiconductor Manufacturing Co., Ltd. (TWD) (b)	2,781,906
7,800	Tokyo Electron, Ltd. (JPY) (b)	1,166,383
		3,948,289
	Software — 6.9%
5,956	Microsoft Corp.	2,364,473
9,400	Oracle Corp.	1,560,964
		3,925,437
	Specialty Retail — 3.1%
4,490	Home Depot (The), Inc.	1,780,734
	Technology Hardware, Storage & Peripherals — 2.4%
44,464	Samsung Electronics Co., Ltd. (Preference Shares) (KRW) (b)	1,366,322
	Textiles, Apparel & Luxury Goods — 3.6%
9,921	Cie Financiere Richemont S.A., Class A (CHF) (b)	2,032,942
	Total Common Stocks	55,513,809
	(Cost $49,408,863)
MONEY MARKET FUNDS — 0.1%
74,921	Dreyfus Government Cash Management Fund, Institutional Shares - 4.23% (c)	74,921
	(Cost $74,921)

	Total Investments — 98.2%	55,588,730
	(Cost $49,483,784)
	Net Other Assets and Liabilities — 1.8%	1,032,158
	Net Assets — 100.0%	$56,620,888

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
(a)	Securities are issued in U.S. dollars unless otherwise indicated in the security description.
(b)
This security is fair valued by the Advisor’s Pricing
Committee in accordance with procedures approved by the
Trust’s Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940 and rules
thereunder, as amended. At February 28, 2025, securities
noted as such are valued at $30,236,134 or 53.4% of net
assets. Certain of these securities are fair valued using a
factor provided by a third-party pricing service due to the
change in value between the foreign markets’ close and the
New York Stock Exchange close exceeding a certain
threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.

(c)	Rate shown reflects yield as of February 28, 2025.

Abbreviations throughout the Portfolio of Investments:
CHF	– Swiss Franc
DKK	– Danish Krone
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
JPY	– Japanese Yen
KRW	– South Korean Won
TWD	– New Taiwan Dollar
USD	– United States Dollar

Country Allocation†	% of Net Assets
United States	34.5%
United Kingdom	14.0
Ireland	10.3
Japan	9.6
France	6.0
Taiwan	4.9
Finland	3.8
Switzerland	3.6
Germany	2.7
Denmark	2.4
South Korea	2.4
Hong Kong	2.0
Spain	2.0
Total Investments	98.2
Net Other Assets and Liabilities	1.8
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Currency Exposure Diversification	% of Total Investments
USD	45.6%
EUR	17.1
GBP	11.9
JPY	9.7
TWD	5.0
CHF	3.7
DKK	2.5
KRW	2.5
HKD	2.0
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Active Global Quality Income ETF (AGQI)
Portfolio of Investments (Continued)
February 28, 2025 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of February 28, 2025 is as follows:

	Total Value at 2/28/2025	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Banks	$ 5,349,340	$ 1,685,739	$ 3,663,601	$ —
Beverages	3,718,125	2,330,347	1,387,778	—
Capital Markets	1,506,633	1,506,633	—	—
Diversified Telecommunication Services	1,761,626	1,761,626	—	—
Electrical Equipment	3,832,062	1,975,169	1,856,893	—
Electronic Equipment, Instruments & Components	1,864,533	1,864,533	—	—
Health Care Equipment & Supplies	1,984,227	1,984,227	—	—
Household Products	2,168,480	2,168,480	—	—
Interactive Media & Services	1,115,125	1,115,125	—	—
Oil, Gas & Consumable Fuels	1,418,697	1,418,697	—	—
Pharmaceuticals	2,406,970	1,760,928	646,042	—
Software	3,925,437	3,925,437	—	—
Specialty Retail	1,780,734	1,780,734	—	—
Other Industry Categories*	22,681,820	—	22,681,820	—
Money Market Funds	74,921	74,921	—	—
Total Investments	$55,588,730	$25,352,596	$30,236,134	$—

*	See Portfolio of Investments for industry breakout.